UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:               September 30, 2010
                                                             ------------------

Check here if Amendment [  ];     Amendment Number:          ------------------

This Amendment (check only one):     [  ] is a restatement
                                     [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:     PI Investment Management Limited
Address:  5th Floor, Alexandra House, The Sweepstakes
          Ballsbridge, Dublin 4, Ireland

Form 13F File Number:     028-11988
                          ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:      Shauneen Kay
Title:     Chief Compliance Officer
Phone:     011 353 1 6699223

Signature, Place and Date of Signing:

  /s/ Shauneen Kay                Dublin, Ireland             11/12/10
----------------------            ---------------             --------
     [Signature]                   [City, State]               [Date]

Report Type (Check only one)
----------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[  ]    13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                            0
Form 13F Information Table Entry Total:                      30
Form 13F Information Table Value Total:                   $532,131
                                                          ---------
                                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.



                                                                                                    Column 8  Column 8  Column 8
                                                        Value (USD)  No. of   Investment   Other     Voting    Voting    Voting
Stock Name                   Title of Class    CUSIP     (x1,000)    Shares   Discretion  Managers    Sole     Shared     None
--------------------------   --------------  --------   ----------   -------  ----------  --------  --------  --------  --------
ACCENTURE PLC                Common stock    G1151C101      14,019   331,410     Sole       None     331,410
AFLAC INC                    Common stock    001055102      13,976   271,017     Sole       None     271,017
ALTRIA GROUP INC             Common stock    02209S103      14,064   579,953     Sole       None     579,953
AUTOMATIC DATA PROCESSING    Common stock    053015103      22,388   531,530     Sole       None     531,530
BECTON DICKINSON & CO        Common stock    075887109      15,287   206,104     Sole       None     206,104
CISCO SYSTEMS INC            Common stock    17275R102      16,081   735,302     Sole       None     735,302
EMERSON ELECTRIC CO          Common stock    291011104      26,332   497,866     Sole       None     497,866
EXXON MOBIL CORP             Common stock    30231G102      10,609   172,250     Sole       None     172,250
FISERV INC                   Common stock    337738108      16,750   312,794     Sole       None     312,794
GAP INC                      Common stock    364760108      12,550   668,605     Sole       None     668,605
GENERAL DYNAMICS CORP        Common stock    369550108      24,642   390,773     Sole       None     390,773
HEWLETT-PACKARD CO           Common stock    428236103      24,174   568,391     Sole       None     568,391
ILLINOIS TOOL WORKS          Common stock    452308109      10,552   225,427     Sole       None     225,427
JOHNSON & JOHNSON            Common stock    478160104      40,143   644,244     Sole       None     644,244
M & T BANK CORP              Common stock    55261F104      10,127   123,784     Sole       None     123,784
MCGRAW-HILL COMPANIES        Common stock    580645109       9,520   287,538     Sole       None     287,538
MEDTRONIC INC                Common stock    585055106      14,447   433,965     Sole       None     433,965
MICROSOFT CORP               Common stock    594918104      23,117   943,568     Sole       None     943,568
NIKE INC                     Common stock    654106103      14,031   175,536     Sole       None     175,536
OMNICOM GROUP                Common stock    681919106      17,801   451,468     Sole       None     451,468
PHILIP MORRIS INTERNATIONAL  Common stock    718172109      39,736   705,547     Sole       None     705,547
REPUBLIC SERVICES INC        Common stock    760759100      18,857   619,682     Sole       None     619,682
ROCKWELL COLLINS INC         Common stock    774341101      14,843   255,876     Sole       None     255,876
SK TELECOM CO LTD            SPON ADR        78440P108          35     1,991     Sole       None       1,991
STAPLES INC                  Common stock    855030102      10,936   529,604     Sole       None     529,604
SYSCO CORP                   Common stock    871829107       9,188   317,054     Sole       None     317,054
TARGET CORP                  Common stock    87612E106      15,571   290,831     Sole       None     290,831
WAL-MART STORES INC          Common stock    931142103      39,252   735,738     Sole       None     735,738
WALGREEN CO                  Common stock    931422109      22,266   662,098     Sole       None     662,098
WELLS FARGO & CO             Common stock    949746101      10,837   432,776     Sole       None     432,776

                                                           532,131